Accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Trade accounts payable	$ 8,722	$ 11,147
Accrued payroll	3,047	2,704
Taxes payable	3,974	3,533
Deferred revenue	204	471
Total accounts payable and accrued liabilities	16,416	17,933
Related Party
Short-Term Debt [Line Items]
Due to related parties (note 14)	$ 469	$ 78